Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepayments And Other Receivables.
Prepayments	€ 1,991	€ 1,250
Other receivables	73	1,170
Total Prepayments and Other Receivables	€ 2,064	€ 2,420